GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill
Changes in goodwill during the years ended December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012

Goodwill, beginning of year	$13,094	$13,011
Revaluation (foreign currency exchange differences)	107	83
Acquisition of Hayes	4,547	-

Goodwill, end of year	$17,748	$13,094

Schedule of Other Intangible Assets
Net other intangible assets consisted of the following:

	December 31,
	2013	2012
Original amount:
Core technology	$5,762	$2,166
Customers relationship	1,599	1,035
Non-Competition agreement	224	-

	7,585	3,201
Accumulated amortization:
Core technology	1,426	779
Customers relationship	814	552
Non-Competition agreement	-	-

	2,240	1,331
Other Intangible assets ,net:
Core technology	4,336	1,387
Customers relationship	785	483
Non-Competition agreement	224	-

	$5,345	$1,870

Schedule of Other Intangible Assets Future Amortization Expense
The estimated future amortization expense of other intangible assets as of December 31, 2013 for the years ending:

Year ending December 31,
2014	$1,184
2015	1,495
2016	1,167
2017	819
Thereafter	680
$5,345